ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM
December 2, 2011
BY EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-1090
Re: Allianz Funds (Registration Nos. 33-36528 and 811-6161)
Ladies and Gentlemen:
On behalf of Allianz Funds, a Massachusetts business trust (the “Trust”), we are today filing, pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “Act”), by electronic submission via EDGAR, Post-Effective Amendment No. 147 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).
     In addition to Part C, the Amendment includes the following documents:
1.	Prospectus for Class A, Class C and Institutional II Class shares of Allianz Global Investors Money Market Fund, a new series of the Trust (the “Fund”).
2.	The Statement of Additional Information of the Fund.
The Amendment is being submitted to register Class A, Class C and Institutional II Class shares of Allianz Global Investors Money Market Fund. The Trust expects to file an amendment pursuant to Rule 485(b) under the Act on or prior to the effective date of this Amendment.
No fees are required in connection with this filing. Please direct any questions you may have with respect to this filing to me (at 617-235-4636) or to George B. Raine (at 617-951-7556) of this firm.
Regards,
/s/ Jessica Reece
Jessica Reece, Esq.

cc:	Thomas J. Fuccillo, Esq. Angela Borreggine, Esq. David C. Sullivan, Esq. George B. Raine, Esq.